Acquisitions (Details) - Schedule of Identifiable assets acquired and liabilities assumed (Parentheticals) $ in Thousands	3 Months Ended
Sep. 26, 2021 USD ($)
Harvest Park [Member]
Business Acquisition [Line Items]
Net of cash acquired	$ 210
Net of cash acquired	2,571
CHB Sports, Inc. [Member]
Business Acquisition [Line Items]
Net of cash acquired	210
Net of cash acquired	2,571
10 Park Lanes [Member]
Business Acquisition [Line Items]
Net of cash acquired	210
Net of cash acquired	$ 2,571